Significant Accounting Policies (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant accounting policies [line items]
Revenue	R$ 756,715	R$ 612,324	R$ 429,701
Cost of services	(467,803)	(431,419)	(325,870)
Gross profit	288,912	R$ 180,905	R$ 103,831
CPaaS [member]
Disclosure of significant accounting policies [line items]
Revenue	496,161
Cost of services	(379,931)
Gross profit	116,230
SaaS [member]
Disclosure of significant accounting policies [line items]
Revenue	260,554
Cost of services	(87,872)
Gross profit	R$ 172,682